Other income and expense (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of other operating income and expense

	31 December	31 December	31 December
	2022	2021	2020
Share Income	63,440	84,803	16,047
Rent income	23,511	22,668	21,136
Non-interest income from banks	10,435	17,030	21,335
Other	133,627	103,103	82,426
Other income	231,013	227,604	140,944

Revaluation tax expense (*)	(259,070)	(277,184)	—
Donation expenses	(168,723)	(168,997)	—
Litigation expenses	(139,101)	(667,297)	(898,074)
Loss on modification of lease contract	(104,634)	(89,796)	(27,091)
Loss on sale of fixed assets	(22,714)	57,506	(187,762)
Restructuring cost	(8,383)	(10,951)	(31,966)
Supplementary contributions to retailers	(3,026)	(7,079)	(108,948)
Subscriber returns (**)	—	—	(54,405)
Other	(197,075)	(70,421)	(348,837)
Other expense	(902,726)	(1,234,219)	(1,657,083)
(*)	It consists of 2% tax expense paid over the value increase resulting from the revaluation of the properties and depreciable economic assets in the statutory books.
(**)

It consists of the transfer of the expired portion of the returns that cannot be made to the subscribers due to various reasons despite the performance of all obligations specified in the legislation, to the Evrensel Fund.